Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Land Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Riverboats and Barges [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years 6 months
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years